SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Significant Accounting Polices

3.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The main accounting policies applied in the preparation of these consolidated financial statements are defined below. These practices have been applied consistently in all the years presented, except for the accounting policies adopted for the first time in 2021, as described in Note 3.29.

3.1     Current versus non-current classification

The Company presents assets and liabilities in the balance sheet based on current/non-current classification. An asset is current when it is (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when (i) it is expected to be realized in the normal operating cycle; (ii) it is held primarily for commercial purposes; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, as disclosed in note 3.17.

3.2     Foreign currency translation

Functional currency

The items included in the financial statements of the Company and each of the companies included in the consolidated financial statements are measured using the currency of the main economic environment in which each of the companies operates (“functional currency”). The financial statements are presented in the Company’s functional and presentation currency, the Brazilian Real.

3.2.1      Transactions and balances in a currency other than the functional currency

Transactions in foreign currency, that is, any currency other than the functional currency, are translated into the functional currency of the entities included in these consolidated financial statements using the exchange rates prevailing on the dates of the transactions.

Balance sheet account balances are translated using the exchange rates prevailing on the dates of the reporting period. Gains and losses from exchange rate variation arising from the settlement of such transactions and the translation of monetary assets and monetary liabilities denominated in foreign currency are recognized in the income statement as “finance income” and “finance expenses”.

3.2.2      Subsidiaries with different functional currency

In preparing the consolidated financial statements, the income statement and cash flow statement and all other changes of assets and liabilities of foreign subsidiaries, whose functional currency is not the Brazilian Real, are translated into Brazilian Reais at the monthly average exchange rates, which approximates the exchange rate in effect on the date of the transactions.

The balance sheet is translated into Brazilian Reais at the exchange rate prevailing at the reporting date. The effects of exchange rate variations resulting from these translations are presented under item Other Comprehensive Income (“OCI”) in the statement of comprehensive income, and in shareholders’ equity.

The translation calculation is different for Natura Cosméticos S.A. – Argentina (“Natura Argentina”) and Cosmeticos Avon Sociedad Anonima Comercial E Industrial (“Avon Argentina"), which became a hyperinflationary economy as of July 1, 2018 (see below), in which other than the balance sheet, the revenue and expenses are translated into Reais at the exchange rates prevailing at the reporting date.

3.2.3      Hyperinflationary economy

As of July 2018, Argentina has been considered a hyperinflationary economy. As per CPC 42 - Financial Reporting in Hyperinflationary Economies (IAS 29), the non-monetary assets and liabilities, equity items and the income statement of the subsidiaries Natura Argentine and Avon Argentine, whose functional currency is the Argentinean peso, are adjusted so that the figures are reported in the monetary measurement unit at the reporting date. The monetary unit considers the effects measured by the Consumer Price Index (“IPC”) in Argentina as of January 1, 2017, and Argentina’s Domestic Retail Price Index (“IPIM”) up to December 31, 2016. Consequently, as required by CPC 42 (IAS 29), the operating results of the subsidiaries Natura Argentina and Avon Argentina must be disclosed as highly inflationary as of July 1, 2018 (with effects as of January 1, 2018, year in which the existence of hyperinflation was first identified).

Non-monetary assets and liabilities recorded at historical cost and equity items of Natura Argentina and Avon Argentina were adjusted for inflation based on the aforementioned indexes, and effects of hyperinflation resulting from changes in the overall purchasing power were presented in the income statement. The income statement is adjusted at the end of each reporting period based on the variation in the general price index for the year.

The net effect of inflation adjustment in 2021 on (i) non-monetary assets and liabilities; (ii) equity items; and (iii) income statement, was presented in a specific line for hyperinflation as finance expenses (see note 30).

For the translation of the accounting balances of the subsidiaries Natura Argentina and Avon Argentina to the reporting currency Reais used in the Company’s consolidated financial statements, the following procedures, as required by CPC 02 (R2) - The effects of changes in foreign exchange rates (IAS 21), were adopted:

➢	Assets, liabilities and net equity item balances were translated at the exchange rate prevailing at the reporting date (0.05437 and 0.06189 Argentine peso for each Brazilian Real on December 31, 2021 and 2020, respectively); and
➢	Revenues and expenses of the year were translated at the exchange rate prevailing at the reporting date (0.05437 and 0.06189 Argentine peso for each Brazilian Real on December 31, 2021 and 2020, respectively), instead of the average exchange rate of the year, which is used to translate currencies in non-hyperinflationary economies.

The accumulated inflation for the year ended December 31, 2021 was 50.6% (36.1% as of December 31, 2020), as per IPC index.

During the year ended December 31, 2021, as a result of the application of the CPC 42 (IAS 29 – Financial Reporting in Hyperinflationary Economies), the Company’s subsidiaries presented an impact for the year as follows:

	Consolidated
	2021	2020
Net loss on hyperinflationary economy adjustment	(165,826)	(55,277)
Impact on profit or loss	(26,528)	18,667
Monthly average exchange rate impact	218,227	32,160
Capital reserve	-	58,496
Profit reserve	-	8,292

3.3     Consolidation

The following procedures are applied in the preparation of the consolidated financial statements:

a)    Investments in subsidiaries

The Company controls an entity when it is exposed to, or is entitled to, the variable returns arising from its involvement with the entity and can affect those returns by exercising its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date when the Company obtains control until the date when the control ceases to exist.

In the consolidated financial statements, the investments in subsidiaries are accounted for using the equity method. The financial statements of the subsidiaries are prepared at the same reporting date as the Company. Whenever necessary, adjustments are made to suit subsidiaries’ accounting policies to those of the Company.

In accordance with the equity method, the portion attributable to the Company on the net income or loss for the year regarding these investments is recorded in the income statement of the Company under the item “share of profit (loss) of equity investees”. All intra-group balances, income and expenses and unrealized gains and losses arising from intra-group transactions are eliminated completely. The other comprehensive income (“OCI”) of subsidiaries is recorded directly in the Company’s shareholders’ equity under the item “OCI”.

Below is a list of the Company’s direct subsidiaries as of December 31, 2021, 2020 and 2019:

	Interest - %
	2021	2020	2019
Direct interest:
Avon Products, Inc.	100.00	100.00	-
Natura Cosméticos S.A.	100.00	100.00	100.00
Natura &Co International S.à r.l.	100.00	100.00	-

The activities of the direct subsidiaries are described below:

➢	Avon Products, Inc.: a global manufacturer and marketer of beauty and related products, with operations started in 1886 and established under the laws of the State of New York in the United States of America on January 27, 1916. It conducts its business in the beauty sector and other consumer products through direct selling companies to create, manufacture and market beauty and non-beauty products. Its business is carried out mainly through one channel: direct selling.
➢	Natura Cosméticos S.A.: is a privately-held corporation, established in accordance with the laws of the Federative Republic of Brazil on June 6, 1993, for an indefinite term and the main focus of which is the commercialization of cosmetics and fragrances in general. It also operates through e-commerce and has an expanded network of its own physical stores. The subsidiaries The Body Shop International Limited (The Body Shop) and Emeis Holding Pty Ltd. (Aesop) are consolidated by this entity.
➢	Natura &Co International S.à r.l.: a company established in Luxembourg on February 14, 2020 with the main purpose of operating as the finance arm of the Company (a “Finco”), centralizing the fundraising activities with external entities and providing funding for the other entities of the economic group on behalf of the company. Furthermore, the entity has also the purpose of managing and holding stakes in national and foreign companies.

As of December 31, 2021, and 2020, there are no subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders.

3.4    Business combination and goodwill

Business combinations (except for those involving entities under common control) are accounted for by applying the acquisition method. The consideration transferred is measured at fair value as of the date of acquisition, as well as the identifiable assets acquired, and liabilities assumed. The consideration transferred does not include amounts related to the settlement of pre-existing relationships, which are generally recognized in the statement of profit or loss for the year.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or if it significantly contributes to the ability to continue producing outputs. The financial assets and liabilities assumed are assessed for appropriate classification and designation in accordance with the contractual terms, economic circumstances, and pertinent conditions as of the acquisition date.

Acquisition-related costs are recorded as expenses as incurred and recognized as other operating expenses. Any goodwill arising from the transaction is tested annually for impairment, and when circumstances indicate that the carrying amount may be impaired.

Goodwill is initially measured at cost, as the excess of the aggregate amount of: (i) the consideration transferred, measured at fair value; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition date; over the net assets acquired (identifiable net assets acquired and the liabilities assumed). When this aggregate amount is lower than the net amount of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is immediately recognized in the income statement. Subsequently, goodwill is measured at cost less any accumulated impairment losses. For impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (“CGU”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

In a business combination involving entities under common control, in which all the combining entities or business are ultimately controlled by the same party or parties both before and after the business combination, and that control is not transitory, the Company applies the predecessor accounting method.

When applying this method, the financial statements consider the historical accounting records of the acquired entity as equivalent to the Company’s records, reflecting (a) the operating results and equity position of the acquired company in previous years; (b) the operating results of the Company and its acquired entity resulting from the restructuring; (c) the Company’s assets and liabilities at historical cost (and at the preceding fair value, when applicable); and (d) the earnings per share of the Company in all years presented (adjusted when applicable). In these cases, therefore, there is no calculation of goodwill and any effect recorded in the shareholders’ equity.

3.5    Cash and cash equivalents

Cash and cash equivalents are maintained for the purpose of meeting short-term cash commitments, not for investment or other purposes. Cash and cash equivalents include cash, demand deposits and short-term investments realizable within 90 days of the original date of the security or considered to be highly liquid granted by the issuer or convertible into a known amount of cash and which are subject to an insignificant risk of changes in value. Instruments that are not eligible for the classification of cash and cash equivalents, due to their liquidity, maturity or even the risk of changes in value, are classified as short-term investments.

3.6   Financial instruments

3.6.1      Financial assets

Initial recognition and measurement

Upon initial recognition, a financial asset is measured at fair value plus or minus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Subsequently, financial assets are measured at amortized cost, at fair value through other comprehensive income (“FVTOCI”), or at fair value through profit or loss (“FVTPL”).

The classification of financial assets at initial recognition depends on the characteristics of the contractual cash flows of the financial asset and the business model of the Company for the management of these financial assets. The business model of the Company for managing financial assets refers to how the Company manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are “non-derivative” financial assets held within a business model with the objective to hold financial assets to collect contractual cash flows, while financial assets classified and measured at fair value through OCI are held within a business model with the objective of holding financial assets to collect contractual cash flows and selling them.

Subsequent measurement

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment analysis. Gains or losses are recognized in the income statement when the asset is written off, modified, or impaired.

The financial assets of the Company classified as amortized cost include balances of trade accounts receivable, other current assets and non-current assets balances (see note 6.6).

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the balance sheet at fair value with net changes in fair value recognized in the income statement. This category includes derivative instruments and short-term investments which the Company had not irrevocably elected to classify according to the fair value through OCI.

Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category. The financial assets measured at fair value through profit or loss are investment funds, government bonds, restricted cash, financial bills, mutual investment fund, Dynamo Beauty Ventures fund ("Fund DBV"), Certificate of Bank Deposits (CDB), carbon credit, financial and operational derivatives as presented in note 6.6.

Derecognition (write-off) of financial instruments

A financial asset (or, where applicable, part of a financial asset or part of a group of similar financial assets) is written off when the rights to receive cash flows from the asset have expired, when the Company transfers its rights or risk to receive cash flows from the asset or when the Company has assumed an obligation to pay the full amount of received cash flows, without significant delay, to a third party under an on-lending agreement and either (i) the Company has transferred substantially all risks and benefits of the asset, or (ii) the Company has neither transferred nor retained substantially all risks and benefits of the asset, but transferred the asset control.

When the Company transfers its rights to receive cash flows of an asset or executes an on-lending agreement, it assesses whether, and at which extent, it has retained the risks and benefits of ownership. When the Company has neither transferred nor retained substantially all risks and benefits of the asset, nor transferred the control over the asset, the Company continues to recognize the asset transferred to the extent of its continued involvement. In this case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets

The Company recognizes an allowance for expected credit losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted by an approximation of the original effective interest rate.

ECLs are recognized in two stages: (i) for credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provisioned for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL); (ii) for credit exposures for which there has been a significant increase in credit risk since initial recognition, an allowance for losses is required for credit losses expected over the remaining life of the exposure (a lifetime ECL), irrespective of the timing of the default.

For trade accounts receivable, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes an allowance for losses based on the ECL at each reporting date. The Company has recorded a provision that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Further details are disclosed in note 5.6.

The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

3.6.2      Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of borrowing, financing and debentures, net of directly attributable transaction costs. The Company’s main financial liabilities include borrowing in local and foreign currency, financing and debentures (note 20), derivative instruments (note 6), carbon credits, trade accounts payable and reverse factoring operations (note 21), trade accounts payable - related parties (note 21), lease liabilities (note 19), insurance payable (note 24) and dividends payable (note 25).

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories: (i) financial liabilities at fair value through profit or loss; or (ii) financial liabilities at amortized cost.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities classified upon initial recognition at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the short term. This category also includes derivative instruments entered into by the Company that are not classified as hedging instruments in the hedge relationships defined by CPC 38 / IAS 39 – Financial Instruments: Recognition and Measurement. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the income statement.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in CPC 48 / IFRS 9 - Financial Instruments are satisfied.

Financial liabilities at amortized cost

This is the most relevant category for the Company. After initial recognition, interest-bearing borrowing and financing are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in profit or loss when the liabilities are written off as well as through the effective interest rate amortization process.

Amortized cost is calculated by considering any premium or discount on acquisition and fees or costs that are an integral part of the effective interest rate method. The effective interest rate amortization is included as finance expenses in the income statement.

This category generally applies to interest-bearing borrowing, financing and debentures (note 20) and lease liabilities (note 19).

Derecognition

A financial liability is written off when the obligation under the liability is discharged, canceled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as derecognition of the original liability and recognition of a new liability. The difference in the respective carrying amounts is recognized in the income statement.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the balance sheet if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

The offsetting of financial instruments is also applied to bank balances subject to the central treasury management system (“cash pooling”) instituted with the financial institution, in which the current account positions of the Company (including overdraft balances) are offset since the Company has a legally enforceable right to settle at the net amount and intends to settle the positions on a net basis.

3.6.3 Derivative financial instruments

Derivative financial instruments transactions contracted by the Company consist of swaps and non-deliverable forwards (“NDF”) intended exclusively to hedge against foreign exchange risks related to statement of financial position, purchase of goods and property, plant and equipment, forecast exports and foreign-denominated cash flows for capital contributions in foreign subsidiaries.

They are measured at fair value, and changes are recognized through profit or loss, except when they are designated as cash flow hedge accounting, which changes in fair value are recorded in OCI.

The fair value of derivative instruments is measured by the treasury department of the Company based on information on each contracted transaction and related market inputs as of the reporting date of the financial statements, such as interest and exchange rates.

For the purpose of hedge accounting, hedges are classified as: (i) fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (ii) cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment; and that may affect the result or (iii) hedge of a net investment in a foreign operation.

Even with the adoption of CPC 48 (IFRS 9), the Company opted to maintain the hedge accounting practice in accordance with CPC 38 (IAS 39), according to the transition method provided for in item 7.2.21 of CPC 48 (IFRS 9).

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, the risk management goal and strategy for hedging.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

During the years ended December 31, 2021, 2020 and 2019, the Company did not carry out transactions related to hedge of fair value or hedge of net investment. Cash flow hedges that meet all the qualifying criteria for hedge accounting are accounted for as described below.

Cash flow hedges

It consists in providing hedge against variation in cash flows attributable to a specific risk related to a known asset or liability or a highly probable forecast transaction and that may affect income statement.

The effective portion of changes in fair value of derivative instruments that is designated and qualified as cash flow hedge is recognized in OCI and accumulated in the “gains (losses) from cash flow hedge operations” and “tax effect on gain (loss) from cash flow hedge operations”. In a cash flow hedge, the effective portion of gain or loss from the hedge instrument is recognized directly in OCI, in shareholders’ equity, while the ineffective portion of hedge is immediately recognized as finance income (expense).

For the years ended December 31, 2021, 2020 and 2019, the Company used derivative instruments, applying cash flow hedge accounting and, as disclosed in note 6.2, for hedge against the risk of change in exchange rates related to borrowings in foreign currency, purchase and sale transactions in foreign currency and intercompany borrowing operations that: (i) are highly related to the changes in the market value of the hedged item, both at the beginning as well as during contract term (effectiveness between 80% and 125%); (ii) have documentation of the transaction, hedged risk, risk management process and methodology used in assessing effectiveness, and (iii) are considered effective to reduce the risk related to the exposure to be hedged. It allows the application of the hedge accounting methodology, with effect of the fair value measurement on the shareholders’ equity and the realization on the income statement in the item related to the hedged item.

Hedge accounting is discontinued when the Company terminates the hedge relationship, the hedge instrument matures or is sold, revoked or executed, or no longer qualifies to hedge accounting. Any gains or losses recognized in OCI and accumulated in shareholders’ equity up to that date remain in shareholders’ equity and are recognized when the forecast transaction is eventually recognized in the income statement.

If a forecast transaction results in the subsequent recognition of a non-financial asset or liability, the cumulative gain or loss in OCI is recycled to profit or loss during the same year for which the non-financial asset acquired or non-financial liability assumed affects the profit or loss. For example, when the non-financial asset is depreciated or sold.

On the other hand, if a forecast transaction results in the subsequent recognition of a financial asset or liability, the cumulative gain or loss in OCI is recycled to profit or loss during the same period for which the financial asset acquired or financial liability assumed affects the profit or loss. For example, when financial income or expense is recognized.

When the forecast transaction is no longer expected, cumulative gains or losses deferred in equity are immediately recognized in the income statement.

The Company assesses, throughout the hedge term, the effectiveness of its derivative instruments, as well as changes in their fair value.

For the years ended December 31, 2021, 2020 and 2019, there were no losses related to the ineffective portion recognized in the income statement. The fair values of derivative instruments are disclosed in note 6.6

3.7    Trade accounts receivable

Trade accounts receivable correspond to amounts receivable for the sale of goods and services in the ordinary course of the activities of the Company and are recognized to the extent that the consideration, which is unconditional, is due by the customer (that is, only the passage of time is required before payment of the consideration is due) and are measured on initial recognition at cost for the consideration to which the Company expects to be entitled in exchange for the products promised to the client.

Subsequently, trade accounts receivable are measured at amortized cost by using the interest rate method and they are subject to impairment test (see note 3.1 above)

3.8    Inventories

Inventories are valued at their average cost and the net realizable value, whichever is lower. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

The Company considers the following items when determining its allowance for inventory losses: discontinued products, products with slow turnover, expired products or products nearing the expiration date and products that do not meet quality standards, recorded as “cost of sales”.

3.9    Carbon credits – carbon neutral program

In 2007, the Company assumed, with its associates, clients, suppliers and shareholders, a commitment to be a Carbon Neutral company, which is to neutralize its emissions of greenhouse gas (“GHG”), throughout its production chain, from extraction of raw materials to post- consumption.

This commitment, which now refers to the operations of all Natura &Co brands, and, despite Brazil having presented, in November 2021, during the twenty-sixth United Nations Climate Change Conference (COP 26), a goal and reduction of greenhouse gas emissions and the neutralization of carbon emissions and being a signatory country of the Kyoto Protocol, does not reflect a legal obligation insofar as specific regulations have not yet been processed by the Legislative Branch.

Thus, considering the practices historically applied by the Company and the specificity of the commitments assumed and disclosed to the market and society, this commitment is considered a constructive obligation, according to CPC 25 (IAS 37 - Provisions, Contingent Liabilities and Contingent Assets).

The liability is estimated through audited carbon emission inventories carried out annually and valued based on the best estimate of the cash disbursement that will be required to settle the current obligation at the reporting date. As of December 31, 2021, the balance recorded as “Other non-current liabilities” (see note 24), refers to the total carbon emissions during the period of 2007 to 2021 that have not yet been neutralized by corresponding projects and therefore not granting of the carbon neutral certificate.

The Company elected to make purchases of carbon credits by investing in projects with environmental benefits arising from the voluntary market. Thus, the costs incurred will generate carbon credits after completion or maturation of these projects. Such expenses are recorded in the line item “other current assets” (see note 15) and are measured on initial recognition at fair value based on the amounts invested and subsequently measured at fair value based on the estimated average value of certificates receivable from recent transactions between unrelated parties.

Upon effective delivery of the related carbon neutral certificates to the Company, the obligation of being carbon neutral is effectively fulfilled; therefore, the asset balances are offset against those of the liabilities.

The difference between the balances of assets and liabilities as of December 31, 2021 and 2020 refers to the amount of cash disbursed in advance for investments in ongoing projects and, for this reason, not yet available for neutralization of emissions and offset of the liability.

3.10   Property, plant and equipment

Property, plant and equipment is measured at cost of acquisition or construction, plus interest capitalized during construction period, in the case of qualifying assets, and reduced by accumulated depreciation and impairment losses, if applicable. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if applicable.

Land is not depreciated. Depreciation of the other assets is calculated to reduce the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their useful lives and is recognized in the income statement. The estimated useful lives of the assets are mentioned in note 17.

Gains and losses on disposals are calculated by comparing the proceeds from the sale with the carrying residual amount and are recognized in the income statement as “other operating expenses, net”.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

3.11         Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are reported at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the year in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the method for an intangible asset with a finite useful life are reviewed at least at each reporting date. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense regarding intangible assets with finite lives is recognized in the income statement in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, and when circumstances indicate that the carrying amount may be impaired, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the useful life is changed from indefinite to finite on a prospective basis.

An intangible asset is written off upon disposal (i.e., at the date the receiver of the asset obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon write-offs of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement in item “other operating expenses, net”.

The main classes of intangible assets are set forth below:

3.11.1        Software

Licenses of software and enterprise management systems acquired are capitalized and amortized according to the useful lives described in note 18, and maintenance costs are recognized as expenses when incurred.

Business management system acquisition and implementation costs are capitalized as intangible assets when the asset is identified, when there is evidence that future economic benefits will be generated and when the asset is controlled by the Company, taking into consideration its economic and technological viability. Contracts involving hosting and/or processing of information in the cloud (“cloud computing arrangements”) generate intangible assets to the extent that on the contract start date, the Company obtains control of the software. Contracts which only provide the right of access to the supplier's software during the term of the contract are treated as a service contract and, consequently, recognized as an expense in the income statement as the service is provided (since the right of receiving access to the supplier's software does not give the Company, at the commencement date of the contract, the power to obtain the future economic benefits arising from the software itself and to restrict third parties' access to those benefits).

The amounts incurred on software development recognized as assets are amortized under the straight-line method over its estimated useful life, based on the rates shown in Note 18. The expenditures related to software maintenance are recognized in profit or loss of the year when incurred.

3.11.2        Trademarks and patents

Separately acquired trademarks and patents are stated at their historical cost. Trademarks and patents acquired in a business combination are recognized at fair value on the date of acquisition. For trademarks and patents with definite useful lives, amortization is calculated under the straight-line method, based on the annual rates described in note 18.

3.11.3        Relationship with retail clients, franchisees, sub-franchisees and agents

Relationships with retail clients, franchisees, sub-franchisees and agents acquired in business combinations are recognized at fair value on the date of acquisition and amortization is calculated using the straight-line method, based on rates shown in note 18.

3.11.4        Key money with defined useful life

Key money with defined useful life is recorded at the acquisition cost and amortized using the straight-line method during the rental period, as shown in note 18.

3.11.5        Technologies developed

Technologies developed include technology for product development (including formulas, labeling data, manufacturing processes, regulatory approvals, product packaging and designs) arising from business combination, and are recognized at fair value on the date of acquisition and its amortization is calculated using the straight-line method, based on the rates shown in note 18.

3.12  Impairment of non-financial assets

The Company reviews, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when the annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset or the CGU fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written off to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their current value using a pre-tax discount rate that reflects the subsidiary’s weighted average cost of capital in which the CGU operates, which reflects the risks specific to the CGU and is derived from its existing business and respective risks.

The Company bases its impairment calculation on most recent budgets and forecast calculations, which are prepared separately for each of the Company’s CGU to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses are recognized in the income statement in expense categories consistent with the function of the impaired asset.

For non-financial assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the assets or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement.

Goodwill is tested for impairment annually as of December 31, and when circumstances indicate that the carrying amount may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGU) to which the goodwill relates. When the recoverable amount of the CGU is lower than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful lives are tested for impairment annually as of December 31, at the CGU level, as appropriate, and when circumstances indicate that the carrying amount may be impaired.

3.13        Lease

The Company reviews, at the beginning of the contract, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. The Company (as a lessee) applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

On May 28, 2020, the IASB issued “Covid-19-Related Rent Concessions”, amendment to IFRS 16 – Leases (CPC 06 (R2)), and subsequently extended the effectiveness of those conditions until June 30, 2022. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19-related rent concession the same way it would account for the change under CPC 06 (R2) (IFRS 16), if the change was not considered a lease modification.

The positive impact arising from the relief provided by the amended standard totaled to R$80,037 on the Company’s statement of profit or loss which was recorded as “operating expenses and cost of sales” (R$58,700 in 2020 when the relief was already in place before the amendment).

3.13.1        Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the estimated useful lives of the assets, disclosed in note 19.

The right-of-use assets are also subject to impairment, as disclosed in note 3.12.

3.13.2        Lease

At the lease commencement date, the Company recognizes liabilities measured at the current value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the strike price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the current value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate that is implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (i.e., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company’s lease liabilities are disclosed in note 19.

3.13.3        Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases regardless of their nature (that is, those leases that have a lease term of 12 months or less from the start date and do not contain a call option). The Company also applied the lease of low-value assets recognition exemption for leases that, according to its policy, are considered of low value, regardless of their nature. Lease payments in short-term and leases of low-value assets are recognized as an expense using the straight-line method over the lease term.

3.14  Assets held for sale and discontinued operations

The Company classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered mainly through a sale transaction rather than through continuous use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance expenses and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or (disposal group) is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the expectation to sell to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the balance sheet.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively for the purpose of resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement as profit or loss after taxes in the income statement.

The amounts presented as held for sale and discontinued operations come from Avon’s business combination process. These amounts refer to the discontinuity of the acquired company’s operations in North America and reflect the costs incurred in resolving contingencies associated with that operation. The Company presents these effects as part of its discontinued operations since it considers the discontinued operations of the subsidiary Avon as an extension of the Company and for assessing that this presentation reliably represents the essence of the associated transaction.

3.15        Trade payable and reverse factoring operations

The Company is party of a reverse factoring operation with a financial institution to facilitate administrative procedures for suppliers to advance receivables related to the routine purchases of the Company. In this operation, the financial institution separately offers to pay the supplier in advance in exchange for a discount and, when agreed between the bank and the supplier (the decision to join this transaction is solely and exclusively on the supplier), the Company pays the financial institution on the original payment date at the full-face value of the originating obligation.

This operation does not change the amounts, nature and timing of the liability (including previously agreed-upon terms, prices and conditions) and it does not affect the Company with financial charges practiced by the financial institution, on performing a thorough analysis of suppliers by category. There is no guarantee given by the Company.

Additionally, the payments made by the Company represent purchases of goods and services, are directly related to invoices from trade payable and do not change the Company’s cash flows. Thus, the Company continues to recognize the liability as a “trade accounts payables” and these transactions are presented as operating activities in the cash flow statement.

3.16        Provisions for tax, civil and labor risks

Provisions are recognized when the Company have a legal or constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and its value can be reliably estimated. Provisions are quantified at the current value of the expected outflow of resources to settle the obligations using the appropriate discount rate according to risks related to the liability.

The provisions for tax, civil and labor risks are monetarily adjusted through the end of the reporting period to cover probable losses, based on the nature of the risk and the opinion of the Company’s legal advisors. The monetary adjustments are recorded in finance income (expenses) in note 30.

Contingent assets are not recognized by the Company and are only disclosed, in case of probable receipt of economic benefits. If it is practically certain that economic benefits will be received, the asset and the corresponding gain are recorded in the financial statements of the year corresponding to the change in the estimate.

A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured at the higher of the amount that would be recognized in accordance with the requirements for provisions above or the amount initially recognized less (when appropriate) cumulative amortization recognized in accordance with the requirements for revenue recognition.

The Company has contracts that provide for the payment of success fees arising from tax, civil and labor proceedings in which it is a defendant. The Company, based on its best estimate, calculated, and provisioned the amounts for which it understands that there is an expectation of future disbursement.

3.17        Current and deferred income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities based on the tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. The Company periodically assesses the tax treatment assumed in the determination of taxes on profit with respect to situations in which the applicable tax regulation gives rise to interpretations that may be different and considers whether it is likely that the tax authority would accept the uncertain tax treatment. The Company assesses these taxes balances based on the most probable or expected value, depending on which method is assessed as the one that provides the best forecast for resolving the uncertainty.

The Company has material uncertain tax positions, and which - in case of any unfavorable outcome under litigation - could result in a material adverse impact to the financial statements.

In Brazil, they include the corporate income tax (“IRPJ”) and the social contribution on net income (“CSLL”), which are calculated based on taxable income by applying the 15% rate plus additional of 10% on taxable income exceeding R$ 240 for IRPJ and 9% for CSLL and considers the offset of tax losses, limited to 30% of annual taxable income. Taxable income reflects profit before taxes adjusted by non-taxable and non-deductible items (both temporary and permanent items).

Deferred taxes represent tax debits and credits on temporary differences between tax base and accounting base of assets and liabilities on accrued tax losses. Deferred tax assets and liabilities are classified as “non-current” as required by CPC 32 / IAS 12 – Income taxes.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered. The estimate future taxable income requires judgements, estimates and interpretation of tax laws.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted at the reporting date and reflect the uncertainties relating to these taxes, when applicable.

Deferred tax assets and liabilities are offset if there is a legal feasible right to offset tax liabilities against tax assets, and if they are related to taxes registered by the same tax authority under the same taxable entity. Thus, for presentation purposes, tax asset and liability balances are disclosed separately.

3.18         Borrowing and financing

Borrowings and financing are initially recognized at fair value, net of transaction costs incurred and are, subsequently, measured at amortized cost. Any difference between raised and settled amounts is recognized in the income statement, using the effective interest rate method during the year in which the borrowing and financing are outstanding.

Borrowings costs attributable to the acquisition, construction or production of an asset that necessarily requires a significant effort to be ready for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are recorded as expense in the period they are incurred. Borrowing costs consist of interest and other costs incurred by an entity related to a borrowing.

3.19         Employee benefits

3.19.1        Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by the employee in the past and the obligation can be reliably estimated.

3.19.2        Profit sharing program

The Company recognizes a liability and an expense for its profit-sharing program based on criteria that considers the profit attributable to its shareholders and which is tied to the achievement of specific operational goals and objectives established and approved in the beginning of each year.

3.19.3        Defined contribution plans

Obligations to contribute to defined contribution plans are recognized in the income statement as personnel expenses when the related services are rendered by employees. Contributions paid in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is possible.

3.19.4        Defined benefit plans

The Company’s net obligation for defined benefit plans (retirement and post-employment health care) is calculated for each plan based on the estimated amount of the future benefit that beneficiaries will receive in return for services rendered in previous years. This amount is discounted to its current value and is presented net of any plan asset’s fair value. The calculation of the defined benefit plan obligation is carried out annually by an external and independent actuary using the Projected Unit Credit Method. When the calculation results in a potential asset for the Company, the asset to be recognized is limited to the current value of economic benefits available in the form of future reimbursements or reductions in future contributions. To calculate the current value of economic benefits, any applicable minimum cost requirements are considered.

The current service cost and accrued interest on the present value of the liability are recognized in the statement of profit or loss and the actuarial gains and losses, generated by the remeasurement of the liability due to changes in actuarial assumptions, are recognized in “OCI”. In case of changes or reductions in the plan, the effects of the cost of past services are recognized in the income statement on its occurrence date.

3.20         Share-based payments

The Company’s executive officers are granted the following purchase option plans, settled exclusively with its own shares:

i)        Share purchase option plans;

ii)       Restricted share purchase program;

iii)      Share purchase option plan related to the strategy acceleration; and

iv)      Performance share purchase program.

The plans are measured at fair value at the grant date. In determining the fair value, the Company uses an adequate valuation method, details of which are disclosed in note 29.1.

The cost of transactions settled with equity instruments is recognized, together with a corresponding increase in shareholders’ equity under “additional paid-in capital”, throughout the period in which the service conditions are fulfilled, ending on the date on which the employee is fully vested in the right to the award (vesting date). The cumulative expense recognized for equity instruments transactions settled on each base date up to the vesting date reflects the extent to which the vesting period has transpired and the Company’s best estimate of the number of equity instruments to be vested. The expense or credit of the year is recorded in the income statement under “selling or administrative expenses”, depending on the internal department where the eligible employee is allocated.

For the purchase options plan and the strategy-acceleration program, even after expiration of the term for exercise, the recognized expense is not reversed since the right has been vested in executive officers.

When an award of equity instruments settlement is canceled (except when the cancellation occurs due to loss of right over the equity instrument for not fulfilling the grant conditions), it is treated as if it had been acquired on the date of cancellation, and any expense not recognized is registered immediately. This includes any award for which the Company or the counterparty have the option of not fulfilling the non-vesting obligation. All cancellations of transactions settled with equity instruments are treated in the same way.

The dilution effect of options granted is reflected as additional share dilution in the calculation of diluted earnings per share (note 32).

3.21          Dividends and interest on net equity

The proposed payment of dividends and interest on net equity made by the Management that is within the portion equivalent to the minimum mandatory dividend is recorded in the line item “Dividends and interest on net equity” in current liabilities, as it is considered a legal obligation provided for by the Company’s bylaws; However, the portion of dividends exceeding minimum mandatory dividends, as declared by the Management after the reporting date, referred to in the financial statements,  but before the authorization date for the issuing of the financial statements, is recognized in the line item “Additional proposed dividend”, in shareholders’ equity.

For corporate and accounting purposes, interest on net equity is stated as allocation of income directly in shareholders’ equity.

3.22         Treasury shares

The Company’s own equity instruments which are reacquired (treasury shares) are recognized at acquisition cost and deducted from shareholders’ equity. No gain or loss is recognized in the income statement regarding the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Upon disposal or transfer of treasury shares to beneficiaries of share-based payment plans (settled in shares), the amount of the consideration received is recognized as an increase in shareholders’ equity, and any gain or loss resulting from the transaction is recorded as a capital reserve.

3.23         Subsidies and government grants

Subsidies and government grants are recognized where there is reasonable assurance that the subsidy will be received, and all attached conditions will be complied with. When the subsidy relates to an expense item, it is recognized as income on a systematic basis over the periods in which the related costs, for which it is intended to offset, are accounted for. When the subsidy relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Subsidies received during the year ended December 31, 2020 amounted to R$192,686 and are related to measures introduced by governments where the Company operates as a measure to mitigate the impact of the Covid-19 pandemic (no subsidies of this nature were received in 2019). Those grants were mostly related to payroll assistance resulting from job maintenance programs offered by different jurisdictions in which the Company operates and were substantially discontinued during 2020 and 2021, and there are no material effects that may have impacted the year ended December 31, 2021. There are no (or there were in 2020) unfulfilled conditions or contingencies linked to these subsidies.

3.24         Operating segments

The information per business segment is presented in note 26 in a manner consistent with the internal report provided to the chief operating decision maker.

The main decision-making body of the Company, which is responsible for defining the allocation of funds and for the performance assessment of the operating segments, is the Board of Directors.

Additionally, the Company has a Group’s Operational Committee (“GOC”) that includes the CEOs of Natura &Co Holding, Natura &Co Latam, Avon International, The Body Shop and Aesop, in addition to representatives of key business areas (Finance, Human Resources, Business Strategy and Development, Legal, Innovation and Sustainability, Operations and Corporate Governance), which advises the Board of Directors and is responsible for, among others things, monitoring the implementation of short and long-term strategies and making recommendations to the Board of Directors regarding the management of the Company, from the perspective of its results, allocation of funds among business units, cash flow and talent management.

3.25         Revenue from contracts with customers

Revenue from contracts with customer is recognized when control of the goods or services is transferred to the customer at an amount that reflects the fair value of the consideration the Company expects to be entitled in exchange for those goods or services. The Company has concluded that it is the principal in its revenue arrangements.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price, the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the customer (if any) are considered.

The nature and other considerations on the transaction price and the moment in which the performance obligation is fulfilled for each of the main revenue streams are shown below.

3.25.1   Direct sales

Revenue from direct sales is generated by sales to the Company’s consultants (our customers) based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. Revenue from sales is recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered, and the Consultant obtains control over the product.

3.25.2   Direct sales – Additional charges and penalties for late payments

The Company charges their customers (Consultants) additional charges and penalties for late payments in the settlement of sales receivables. Due to the level of uncertainty in collecting these amounts (variable consideration), the subsidiaries recognize revenue from additional charges and penalties based on the consideration that Company expects to be entitled given its history of collection from customers.

3.25.3   Retail sales

The Company, which operates in the retail market, measures sales revenues based on the fair value of the consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. These revenues are recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered, and the consumer obtains control over the product.

3.25.4   Other performance obligation

3.25.4.1       Loyalty program (points campaign)

The Company offers points campaign (loyalty program), in which customers accumulate points - while buying the Company’s products - to be exchanged (redeemed) for products in the future. Measurement of points is based on their expected cost, plus a margin. The amount allocated to the loyalty program is deferred and the revenue is recognized upon redemption of the points accumulated by consultants for retail and direct sales, or when they expire or are no longer considered redeemable. The loyalty program points are valid for up to approximately 5 months (6 cycles).

3.25.4.2       Program for recognition of Natura and Avon consultants’ performance

The Company has performance recognition programs, in which the consultants are awarded based on different indicators, for example, volume of purchases, length of service, among others. The Company believes that this performance recognition program has an added value and hence is considered a commitment to our network. Measurement of performance recognition programs is based on their expected cost, plus a margin. The amount allocated to performance recognition programs is deferred and revenue is recognized when awards are delivered to the Company’s Consultants.

3.25.4.3      Events

The Company organizes events to encourage and recognize the best Consultants. The Company believes that these events have an added value for the Consultants, in addition to generating in them an expectation to participate in these events. Thus, the Company has determined that these events are a performance obligation. Measurement of events is based on their expected cost, plus a margin. The amount allocated to events is deferred and the revenue is recognized when the event is held.

3.25.4.4      Franchises (courses, training and consulting/outfit and opening)

Upon execution of the agreement, the Company charges from franchisees a fixed amount, part of which is allocated to courses, training and consultancy to train and instruct the franchisee to sell “Natura” and “The Body Shop” brand products. In addition, other part of the charged amounts refers to outfit (specific products to be used at the franchisee store) and inauguration (franchisee’s store opening event). The Company believes that these items represent a material right and, for such, they are considered a performance obligation. Measurement is based on the market value of these items, being initially recognized as deferred revenue. When the franchisee’s store is opened, this deferred revenue is allocated to the income statement.

3.25.4.5      Franchisees (advertising fund)

Upon the execution of the agreement, the Company charges from franchisees a fixed amount, a part of which is for the advertising fund (monthly delivery of showcases). The Company believes that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on the market value of this item, being initially recognized as deferred revenue. This deferred revenue is allocated to income statement upon the delivery of showcases to the franchisees.

3.25.4.6      Franchises (brand right of use)

Upon the execution of the agreement, the Company charges from franchisees a fixed amount, part of which is for the use of the “Natura” brand. The Company assesses that this item represents a material right and, therefore, it was considered a performance obligation. Measurement is based on residual value, i.e., the remaining value after excluding the market value of courses, training and consultancy services, outfit and inauguration, and the advertising fund. This amount is initially recognized as deferred revenue which is allocated to income statement, on a straight-line basis, over the term of the franchise agreement.

3.25.4.7      Royalty revenues

Sales by franchisees and sub-franchisees of the subsidiary The Body Shop are recognized when performance obligations are satisfied, goods are transferred to the customer and the customer is in control. The performance obligation is the license to operate in the market.

Revenues are allocated to the license and are recognized over time, in accordance with the license agreement. Under CPC 47/IFRS 15 – Revenue from Contracts with Customers, the initial franchise fee is not considered a separate performance obligation and, as a result, the amounts charged to the customer are therefore allocated to the license performance obligation and recognized over the term of the agreement.

3.25.4.8      Incentives related to “free-of-charge” products and promotional gifts

The Company grants incentives related to “free-of-charge” products and promotional gifts for its customers (Natura and Avon Consultants and/or end consumers). Since it is considered a material right, the Company recognizes it as a performance obligation. Considering that the delivery of products and the fulfillment of the performance obligation to deliver “free-of-charge” products or promotional gifts occurs at the same time, the Company concluded that an allocation of prices and monitoring these two performance obligations separately are not applicable. Thus, revenue is recognized when the physical transfer of the product occurs, and the customer obtains control of the product.

3.26         Sales taxes

Expenses and assets are recognized net of sales taxes, except (i) when sales taxes incurred on the purchase of goods or services are not recoverable from the tax authorities, in which case the sales tax is recognized as part of the acquisition cost of the asset or expense item, as the case may be; (ii) when the amounts receivable and payable are presented together with the sales taxes amount; and (iii) when the net amount of sales taxes, recoverable or payable, is included as a component of the amounts receivable or payable in the balance sheet.

Tax incentives related to taxes on sales for the current year are recognized in the income statement for the year and recorded in net sales.

3.26.1        Exclusion of ICMS from the tax bases for calculating contributions to PIS and COFINS

On March 31, 2017, the Company - based on the conclusion of the judgment by the Full Bench of the Federal Supreme Court (STF) of Extraordinary Appeal No. 574,706/PR, in which it was defined by the system of general repercussion that the ICMS cannot compose the PIS and COFINS tax base - reversed the provision set up in the amount of R$ 297,216 and started to exclude the amount of ICMS from contributions to PIS and COFINS on a monthly basis. At that time, the Company’s decision was based on the position of its legal advisors who understand that the Supreme Court’s judgment should be immediately applicable to all taxpayers and, therefore, the prospect of loss of shares was classified as remote.

Until 2021, the Company recognized, on an accounting basis, tax credits arising from lawsuits for the exclusion of ICMS from the PIS and COFINS basis, as a result of the unappealable conclusion of these lawsuits. Existing credits for lawsuits that had not yet been concluded were considered contingent assets in the financial statements.

On May 13, 2021, the STF partially granted the motion to clarify filed by the Federal Government (Extraordinary Appeal No. 574,706/PR), aiming at restricting the effects of the decision, with general repercussion, that the ICMS does not integrate the tax base for purposes of assessment of the Profit Participation Program (PIS) and of the Contribution for the Financing of the Social Security (COFINS) and also determining that (i) the decision should produce effects as of March 15, 2017 (merit judgment), except for the court actions and administrative proceedings filed until such date; and (ii) the ICMS to be excluded from the PIS and COFINS base is the one indicated in the invoices. As a result of this decision, which settled any doubts regarding the merit, the Company recognized, during the current fiscal year, the credits arising from such discussion in the amount of R$135,297, disclosed in other operating expenses, net, and the financial charges were recorded as finance income (expenses).

3.26.2        Concept of supplies for calculating credits of PIS and COFINS contributions

The Company claims that PIS and COFINS credits are measured and calculated reliably and based on the best interpretation of current legislation and the country’s jurisprudential scenario, whose evolution is permanently assessed by the Company and its legal advisors.

3.27          Statement of added value

The purpose of this statement is to show the wealth created by the Company and its distribution during a certain period and it is presented by the Company, as required by Brazilian corporate law.

The statement of added value was prepared using information obtained in the same accounting records used to prepare the financial statements and pursuant to the provisions of the Brazilian accounting standard CPC 09 - Statement of Added Value.

3.28          Earnings per share

The basic earnings per share are calculated by dividing the profit (loss) attributable to holders of Company by weighted average number of outstanding common shares, excluding common shares purchased by the Company and held as treasury shares.

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common shares, assuming the conversion of all potential common shares that would cause dilution. The Company has purchase options, restricted shares, strategy acceleration and performance shares that would have a dilutive effect on any earnings per share.

CPC 41 / IAS 33 - Earnings per share requires the presentation of basic and diluted amounts per share, arising from discontinued operations in the income statement or in the notes. The Company chose to present this information together with the information on earnings per share of continuing operations in note 32, presenting the information for continuing operations in the income statement. As required by CPC 41 / IAS 33, this information is presented on the basis of the consolidated income statements.

3.29   New standards, amendments and interpretations issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issue of the Company’s financial statements are disclosed below, except for those which, in the Management’s assessment, cannot produce any effect on the financial statements. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

3.29.1   Amendments to IAS 1 (CPC 26 (R1)), addressing the classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 - Presentation of Financial Statements (CPC 26 (R1)) to specify the requirements to be considered for classifying liabilities as current or non-current. Among other aspects, the amendments clarify the nature of the right to defer payment of a liability and that this right must exist at the reporting date, in addition to indicating that this classification is not affected by the probability of the entity exercising its right to postponement of settlement of a liability.

The amendments are effective for years beginning after January 1, 2023 and must be applied retrospectively. Considering the nature of the proposed amendments and the Company’s history of compliance with covenants, the Company currently believes that the amended standard has a low impact on the process of preparing the financial statements.

3.29.2  Amendments to IFRS 3 (CPC 15 (R1) in addressing updated references to the Conceptual Framework for Financial Reporting (CPC 00 (R2))

In May 2020, the IASB issued amendments to IFRS 3 - Business Combinations (CPC 15 (R1)), which update references to the previously revised Conceptual Framework for IFRS Financial Reporting (CPC 00 (R2)), in addition to adding an exception to the recognition principle of IFRS 3 to avoid the risk of potential “day 2” gains or losses arising from liabilities and contingent liabilities that would be in the scope of IAS 37 (CPC 25) or IFRIC 21 – Levies (ICPC 19), if incurred separately.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and, although not having any current impact on the Company, they may be applicable to new business combinations in the future.

3.29.3   Clarification of the application of the fees in the “10 percent” test for derecognition of financial liabilities under IFRS 9 (CPC 48)

As part of its 2018-2020 annual improvements process, the IASB published amendments to IFRS 9 (CPC 48) seeking to clarify that the fees that the entity includes when assessing whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability include only those paid or received between the debtor and the creditor, including fees paid or received on behalf of the other.

The amendment is effective for years beginning on or after January 1, 2022. Although the changes do not have an immediate effect on the Company, they will apply to changes and/or derecognition of liabilities to be evaluated in the future.

3.29.4   Amendments to IAS 37 (CPC 25) addressing onerous contracts

In May 2020, the IASB issued amendments to IAS 37 to specify what costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach” where costs that relate directly to a contract to supply goods or services include incremental costs and an allocation of costs directly related to contract activities. The amendments further clarify that general and administrative costs do not directly relate to a contract and are excluded unless they are explicitly charged to the counterparty under the terms of the contract.

The amendment is effective for years beginning on or after January 1, 2022. The Company is currently assessing the potential impact the amendments might have. However, considering the nature of the Company's operations and the absence of significant contracts assessed as onerous, no significant effects are expected.

3.29.5   Inclusion of the definition of “accounting estimates” in IAS 8 (CPC 23), Definition of Accounting Estimates

In February 2021, the IASB issued amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors (CPC 23), where a definition of accounting estimates is introduced. This amendment seeks to clarify the distinction between the concepts of “changes in accounting estimates” and “changes in accounting policies and correction of errors”. In addition, they clarify how entities use measurement techniques and data to develop accounting estimates.

The amendment is effective for years beginning on or after January 1, 2023. The Company does not expect these changes will have a material impact.

3.29.6   Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments (document of an educational nature issued by the IASB and not published by the CPC in Brazil), in which it provides guidance and examples to help entities apply materiality judgments to accounting policy disclosures. These amendments are intended to assist entities in providing accounting policy disclosures that are more useful by replacing the requirement that entities disclose their “significant” accounting policies with a requirement to disclose their “material” accounting policies and adding guidance on how entities apply the concept of materiality in decision-making on accounting policy disclosures.

The amendments to the IAS are effective for years beginning on or after January 1, 2023. The Company is currently assessing the potential impact the amendments will have.

3.29.7   Amendments to IAS 12 (CPC 32), deferred taxes related to assets and liabilities arising from a single transaction

In May 2021, the IASB issued amendments to IAS 12, in response to a recommendation from the IFRS Interpretations Committee (IFRIC), which aim to establish an exemption from the recognition of deferred tax assets and liabilities, mentioned in the paragraphs that arise from transactions which on initial recognition give rise to equal taxable and deductible temporary differences.

The amendments to the IAS 12 are effective for years beginning on or after January 1, 2023. The Company is currently assessing the potential impact the amendments will have.

3.30         New standards, amendments and interpretations of standards adopted for the first time for the year beginning on January 1, 2021

The Company applied for the first-time certain standards and amendments, which were effective for years beginning on or after January 1, 2021. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

3.30.1  Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (CPC 48, CPC 38, CPC 40 (R1), CPC 11 and CPC 06 (R2), respectively), Interest rate benchmark reform (Phase 2)

In 2020, the IASB completed the second phase of the review process for IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (CPC 48, CPC 38, CPC 40 (R1), CPC 11 and CPC 06 (R2), respectively), in response to the interest rate benchmark reform (started in phase 1). The changes address the possible effects that may arise from changes in contractual cash flows or hedge relationships when replacing the interest rate benchmark by the entity as well as additional disclosure requirements relating to the effect of the interest rate benchmark reform on the entity’s financial instruments and risk management strategy, including the nature and extent of risks to which the entity is exposed and how the entity manages these risks and the entity’s progress in completing the transition to an alternative benchmark rates.

Considering the extinction of LIBOR over the next few years, when applying the amendments to the standards, the Company evaluated the contracts which clauses referred to the benchmark rates in the process of being extinguished. A significant part of the commercial and financing contracts to which LIBOR is associated has a clause replacing this rate with a benchmark or equivalent interest rate (especially changing the benchmark rate to rates commonly applied in the market in lieu of LIBOR, such as (i) SONIA Interest Rate Benchmark (“Sonia”); (ii) Federal Reserve Fund Rates (“Fed Fund Rates”); and (iii) Secured Overnight Financing Rate (“SOFR”)).

For the borrowing and financing presented in note 20, the indebtedness for working capital purposes of the subsidiary The Body Shop already included in the negotiation the determination of Sonia as a replacement rate to Libor. The dollar-denominated credit facility contracted by the Company (“Resolution No. 4131/61”) expires before the end of the US Libor index, which will be discontinued in 2023. Thus, there is no action necessary to renegotiate the benchmarks associated with these debts.

For contracts that do not have a specific clause, a renegotiation will be carried out between the parties. These contracts, however, involve contractual arrangements with commercial partners in irrelevant amounts or intra-group financing operations which do not have an impact on the consolidated financial statements. Accordingly, no change to the risk management strategy was needed to be made by the Company due to the change in the indexes of financial contracts linked to LIBOR.

3.30.2   Amendments to IFRS 16 (CPC 06 (R2)), Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued “Covid-19-Related Rent Concessions”, amendment to IFRS 16 – Leases (CPC 06 (R2)), and subsequently extended the effectiveness of those conditions until June 30, 2022. The amendments provided a relief to lessees from applying the standard guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic (see note 3.13).